Schedule of reconciliation between of the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (3,934,994)	$ (5,137,064)	$ (2,359,844)
Singapore income tax rate	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	4.70%	4.70%	1.40%
Income not subject to tax
Singapore Statutory stepped income exemption (Deductions under Section 14)
Valuation allowance	12.30%	12.30%	15.60%
Effective tax rate